Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties Abstract [Abstract]
Disclosure Of Related Party Explanatory

43. Related Party Transactions

Profit and loss arising from transactions with related parties for the years ended December 31, 2017, 2018 and 2019, are as follows:

		2017		2018		2019
		(In millions of Korean won)
Associates and Joint Ventures
KB Insurance Co., Ltd.[1]	Interest income	￦	12	￦	—	￦	—
	Interest expense		202		—		—
	Fee and commission income		8,994		—		—
	Fee and commission expense		1,021		—		—
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		796		—		—
	Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		18,717		—		—
	Other operating income		16,743		—		—
	Other operating expense		633		—		—
	General and administrative expenses		5,601		—		—
	Provision for credit losses		12		—		—
	Other non-operating income		51		—		—
Balhae Infrastructure Fund	Fee and commission income		7,162		6,691		6,743
Korea Credit Bureau Co., Ltd.	Interest expense		132		127		21
	Fee and commission income		1,374		1,194		1,056
	Insurance income		—		—		3
	Fee and commission expense		2,645		1,909		2,541
	General and administrative expenses		2,202		—		—
	Provision for credit losses		1		—		—
	Other operating expense		—		4		—
KoFC KBIC Frontier Champ 2010-5(PEF)	Fee and commission income		216		197		—
KB GwS Private Securities Investment Trust	Fee and commission income		851		851		851
Incheon Bridge Co., Ltd.	Interest income		25,511		9,426		8,612
	Interest expense		292		296		483
	Fee and commission income		—		9		—
	Fee and commission expense		—		2		7
	Insurance income		162		365		284
	Gains on financial assets/liabilities at fair value through profit or loss		—		2,655		4,975
	Reversal for credit losses		43		6		5
	Provision for credit losses		—		1		1
Jaeyang Industry Co., Ltd.	Interest income		98		—		—
	Reversal for credit losses		6		—		—
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Fee and commission income		481		210		178
Aju Good Technology Venture Fund	Interest expense		14		30		22
KB Star Office Private Real Estate Investment Trust No.1	Interest income		370		370		370
	Interest expense		63		93		208
	Fee and commission income		435		435		435
	Provision for credit losses		3		—		—
RAND Bio Science Co., Ltd.	Interest expense		16		3		5
	Other non-operating expense		—		—		843
Inno Lending Co., Ltd.[1]	Fee and commission income		3		1		—
	Interest expense		1		—		—
KBIC Private Equity Fund No. 3[1]	Fee and commission income		38		—		—
SY Auto Capital Co., Ltd.	Interest income		828		1,279		1,016
	Interest expense		22		—		1
	Fee and commission income		47		73		34
	Fee and commission expense		2,956		840		389
	Insurance income		29		33		32
	Other operating income		731		621		689
	Other operating expense		128		415		288
	Reversal for credit losses		32		—		13
	Provision for credit losses		—		14		—
	Other non-operating income		51		—		—
Kyobo 7 Special Purpose Acquisition Co., Ltd.[1]	Interest expense		1		—		—
Food Factory Co., Ltd.	Interest income		24		9		41
	Insurance income		3		5		4
	Fee and commission expense		—		1		12
	Gains on financial assets/liabilities at fair value through profit or loss		—		30		60
	Reversal for credit losses		—		1		—
	Provision for credit losses		44		1		1
KB Pre IPO Secondary Venture Fund 1st	Interest expense		60		27		7
	Fee and commission income		83		110		110
Builton Co., Ltd.[1]	Interest income		—		4		1
	Insurance income		1		2		1
	Losses on financial assets/liabilities at fair value through profit or loss		—		1		—
KB Private Equity Fund III	Fee and commission income		457		521		480
Wise Asset Management Co., Ltd.	Interest expense		5		9		2
Acts Co., Ltd.	Interest income		249		—		1
	Insurance income		2		2		1
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		30
	Losses on financial assets/liabilities at fair value through profit or loss		—		1,851		—
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		220		—		—
	Provision for credit losses		66		—		—
	General and administrative expenses		150		—		—
	Other non-operating expense		—		1,246		—
COBI Co., Ltd.[1]	Interest income		183		—		—
	Provision for credit losses		89		—		—
Dongjo Co., Ltd.	Reversal for credit losses		2		31		—
	Insurance income		—		2		2
A-PRO Co., Ltd.	Interest income		—		—		19
	Interest expense		—		1		4
	Fee and commission expense		—		—		17
	Insurance income		—		5		4
POSCO-KB Shipbuilding Fund	Fee and commission income		257		490		490
	Interest expense		3		81		—
Dae-A Leisure Co., Ltd.	Interest expense		1		9		8
Paycoms Co., Ltd.	Interest income		61		10		10
	Insurance income		—		1		1
	Gains on financial assets/liabilities at fair value through profit or loss		—		125		125
	Provision for credit losses		32		—		—
Bungaejangter. Inc.[1]	Interest income		31		60		—
	Provision for credit losses		44		—		—
Faromancorporation Co., Ltd.[1]	Reversal for credit losses		345		—		—
Daesang Techlon Co., Ltd.[1]	Insurance income		1		—		—
Big Dipper Co., Ltd.	Reversal for credit losses		—		2		—
	Provision for credit losses		2		—		—
KB-KDBC New Technology Business Investment Fund	Interest expense		4		39		58
	Fee and commission income		—		322		449
KB-TS Technology Venture Private Equity Fund	Fee and commission income		—		305		730
KB-SJ Tourism Venture Fund	Fee and commission income		—		314		422
JLK INSPECTION Inc.[1]	Interest income		—		6		—
	Interest expense		—		—		1
TESTIAN Inc.[1]	Interest income		—		4		3
	Gains on financial assets/liabilities at fair value through profit or loss		—		83		—
Rainist Co., Ltd.	Fee and commission income		—		—		39
	Interest expense		—		2		—
IWON ALLOY CO., LTD.	Insurance income		—		1		2
RMGP Bio-Pharma Investment Fund, L.P.	Other non-operating income		—		10		33
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		947
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		2,120
Hasys.	Gains on financial assets/liabilities at fair value through profit or loss		—		—		136
	Losses on financial assets/liabilities at fair value through profit or loss		—		136		—
	Insurance income		—		4		50
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Losses on financial assets/liabilities at fair value through profit or loss		—		—		72
	Interest expense		—		21		89
	Fee and commission income		—		108		735
Spark Biopharma, Inc.[1]	Interest expense		—		25		59
KB No.8 Special Purpose Acquisition Company[1]	Interest income		75		—		—
	Interest expense		36		17		—
	Losses on financial assets/liabilities at fair value through profit or loss		—		2,330		—
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		170		—		—
KB No.9 Special Purpose Acquisition Company[1]	Interest income		76		—		—
	Interest expense		33		43		(23)
	Losses on financial assets/liabilities at fair value through profit or loss		—		2,256		—
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		200		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		48		—
KB No.10 Special Purpose Acquisition Company[1]	Interest income		48		—		—
	Interest expense		24		30		18
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		103		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		121		3,066
KB No.11 Special Purpose Acquisition Company[1]	Interest income		22		—		—
	Interest expense		—		12		9
	Fee and commission income		150		—		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		56		118
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		711		—		—
KB No.17 Special Purpose Acquisition Company	Fee and commission income		—		—		175
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		1,384
	Interest expense		—		—		28
KB No.18 Special Purpose Acquisition Company	Fee and commission income		—		—		263
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		1,898
	Interest expense		—		—		28
KB No.19 Special Purpose Acquisition Company	Fee and commission income		—		—		150
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		1,044
	Interest expense		—		—		8
KB No.20 Special Purpose Acquisition Company	Interest expense		—		—		3
KB SPROTT Renewable Private Equity FundI	Fee and commission income		—		—		490
KB-Stonebridge Secondary Private Equity Fund1	Fee and commission income		—		—		1,444
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		32
KOSESEUJITO CO., LTD	Losses on financial assets/liabilities at fair value through profit or loss		—		—		5
CWhy Inc	Insurance income		—		—		3
Stratio, Inc.	Interest expense		—		—		1
NEXOLON CO.,LTD.[1]	Interest expense		—		—		2
CellinCells Co., Ltd	Interest expense		—		—		19
Bomapp Inc.	Interest expense		—		—		1
	Insurance income		—		—		1
KB Social Impact Investment Association	Fee and commission income		—		—		121
KB-Solidus Global Healthcare Fund	Fee and commission income		—		—		81
BNF Corporation Ltd.	Interest income		—		—		7
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		158
	Provision for credit losses		—		—		1
KB Cape No.1 Private Equity Fund	Fee and commission income		—		—		97
ALS Co., Ltd.[1]	Interest income		—		—		194
Hyundai-Tongyang Agrifood Private Equity Fund[1]	Fee and commission income		187		151		—
KB IGen Private Equity Fund No.1	Fee and commission income		1,266		—		—
Keystone-Hyundai Securities No. 1 Private Equity Fund	Fee and commission income		94		116		90
MJT&I Co., Ltd.	Insurance income		—		—		1
Doosung Metal Co., Ltd.	Insurance income		1		1		—
Other
Retirement pension	Interest expense		3		3		4
	Fee and commission income		795		876		939

[1]	Excluded from the Group’s related party as of December 31, 2019.

Meanwhile, the Group purchased installment financial assets from SY Auto Capital Co., Ltd. amounts to ￦ 881,502 million and ￦ 1,393,346 million for the years ended December 31, 2018 and 2019.

Details of receivables and payables, and related allowances for loan losses arising from the related party transactions as of December 31, 2018 and 2019, are as follows:

		2018		2019
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Fund	Other assets	￦	1,708	￦	1,718
Korea Credit Bureau Co., Ltd.	Loans at amortized cost (Gross amount)		22		43
	Deposits		15,674		17,966
	Provisions		—		1
	Insurance contract liabilities		—		2
	Other liabilities		98		—
KB GwS Private Securities Investment Trust	Other assets		641		641
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		32,882		37,857
	Loans at amortized cost (Gross amount)		158,206		147,707
	Allowances for loan losses		15		12
	Other assets		736		520
	Deposits		43,666		45,447
	Provisions		10		10
	Insurance contract liabilities		113		108
	Other liabilities		24		346
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Other assets		90		89
Jungdo Co., Ltd.	Deposits		4		4
Dongjo Co., Ltd.	Insurance contract liabilities		2		1
Dae-A Leisure Co., Ltd.	Deposits		1,229		753
	Other liabilities		7		14
Aju Good Technology Venture Fund	Deposits		6,439		5,456
	Other liabilities		2		2
Doosung Metal Co., Ltd.	Deposits		3		—
KB Star Office Private Real Estate Investment Trust No.1	Loans at amortized cost (Gross amount)		10,000		10,000
	Allowances for loan losses		4		4
	Other assets		136		136
	Deposits		7,946		8,293
	Other liabilities		58		66
KB-TS Technology Venture Private Equity Fund	Financial assets at fair value through profit or loss		—		3,540
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Financial assets at fair value through profit or loss		—		2,678
	Deposits		18,813		13,118
	Other liabilities		7		4
KB-Stonebridge Secondary Private Equity Fund	Financial assets at fair value through profit or loss		—		713
KB IGen Private Equity Fund No.1	Deposits		148		147
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss		—		2,000
RAND Bio Science Co., Ltd.	Deposits		232		4,452
	Loans at amortized cost (Gross amount)		1		1
SY Auto Capital Co., Ltd.	Loans at amortized cost (Gross amount)		48,356		41,990
	Allowances for loan losses		18		4
	Other assets		94		63
	Deposits		5		8
	Provisions		11		13
	Insurance contract liabilities		6		13
	Other liabilities		102		70
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss		530		590
	Loans at amortized cost (Gross amount)		200		1,992
	Allowances for loan losses		1		2
	Other assets		1		1
	Deposits		68		1,073
	Insurance contract liabilities		3		4
	Other liabilities		—		1
KB Pre IPO Secondary Venture Fund 1st	Deposits		1,115		2,955
	Other liabilities		1		1
Builton Co., Ltd. [1]	Other assets		1		—
	Financial assets at fair value through profit or loss		399		—
	Loans at amortized cost (Gross amount)		2		—
	Deposits		7		—
	Insurance contract liabilities		1		—
Wise Asset Management Co., Ltd.	Deposits		696		21
	Other liabilities		2		—
Acts Co., Ltd.	Intangible assets		530		—
	Deposits		29		1
	Other liabilities		530		100
Paycoms Co., Ltd.	Other assets		1		1
	Financial assets at fair value through profit or loss		1,032		1,157
	Deposits		1		1
Big Dipper Co., Ltd.	Loans at amortized cost (Gross amount)		5		11
	Deposits		182		6
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits		7,088		7,054
	Other liabilities		3		4
A-PRO Co., Ltd.	Loans at amortized cost (Gross amount)		—		2,019
	Insurance contract liabilities		2		2
	Deposits		2,201		3,201
	Other liabilities		—		1
JLK Inspection, Inc. [1]	Financial assets at fair value through profit or loss		7,300		—
TESTIAN Inc. [1]	Other assets		1		—
	Financial assets at fair value through profit or loss		615		—
IWON ALLOY CO., LTD.	Insurance contract liabilities		2		1
CARLIFE CO., LTD.	Deposits		2		—
COMPUTERLIFE CO., LTD.	Deposits		1		1
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss		3,051		3,419
	Other liabilities		35		2
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss		4		8
Hasys.	Financial assets at fair value through profit or loss		5,864		6,000
	Insurance contract liabilities		29		37
SKYDIGITAL INC	Deposits		16		25
Rainist Co., Ltd.	Financial assets at fair value through profit or loss		2,504		7,504
	Deposits		1		—
Spark Biopharma, Inc. [1]	Financial assets at fair value through profit or loss		6,500		—
	Deposits		2,630		—
	Other liabilities		19		—
HEYBIT, Inc.	Financial assets at fair value through profit or loss		250		250
Stratio, Inc.	Financial assets at fair value through profit or loss		1,000		1,000
	Deposits		516		726
Honest Fund, Inc.	Financial assets at fair value through profit or loss		—		3,999
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss		—		2,000
	Loans at amortized cost (Gross amount)		—		4
	Deposits		—		1,545
	Other liabilities		—		1
Joyang Industry Co., Ltd.	Deposits		—		2
KB No.9 Special Purpose Acquisition Company[1]	Financial assets at fair value through profit or loss		2,481		—
	Deposits		2,275		—
	Other liabilities		42		—
KB No.10 Special Purpose Acquisition Company[1]	Financial assets at fair value through profit or loss		2,025		—
	Derivative financial assets		1,659		—
	Deposits		1,666		—
	Other liabilities		11		—
KB No.11 Special Purpose Acquisition Company[1]	Financial assets at fair value through profit or loss		737		—
	Derivative financial assets		873		—
	Deposits		658		—
	Other liabilities		2		—
KB No.17 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		2,683
	Deposits		—		1,742
	Other liabilities		—		27
KB No.18 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		3,786
	Deposits		—		2,140
	Other liabilities		—		28
KB No.19 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		2,043
	Deposits		—		1,093
	Other liabilities		—		7
KB No.20 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		1,499
	Deposits				1,984
	Other liabilities				3
KOSESEUJITO CO., LTD.	Financial assets at fair value through profit or loss		—		2,930
CWhy Inc.	Financial assets at fair value through profit or loss		—		2,000
Bomapp Inc.	Financial assets at fair value through profit or loss		—		1,999
	Insurance contract liabilities		—		2
ZOYI corporation INC.	Financial assets at fair value through profit or loss		—		2,000
MitoImmune Therapeutics	Financial assets at fair value through profit or loss		—		5,000
KB-Solidus Global Healthcare Fund	Financial assets at fair value through profit or loss		—		10,405
KB Social Impact Investment Association	Other assets		—		73
Fabric Types CO.,LTD.	Financial assets at fair value through profit or loss		—		1,845
	Deposits		—		395
	Other liabilities		—		2
BNF Corporation Ltd.	Financial assets at fair value through profit or loss		—		2,259
	Loans at amortized cost (Gross amount)		—		1,400
	Other assets		—		2
	Deposits		—		947
	Other liabilities		—		6
Key management	Loans at amortized cost (Gross amount)		2,404		3,538
	Allowances for loan losses		—		1
	Other assets		2		3
	Deposits		13,818		15,339
	Insurance contract liabilities		1,092		1,984
	Other liabilities		233		289
Other
Retirement pension	Other assets		331		366
	Other liabilities		16,388		17,620

[1]	Excluded from the Group’s related party as of December 31, 2019.

According to IAS 24, the Group includes associates, key management (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. Additionally, the Group discloses balances (receivables and payables) and other amounts arising from the related party transactions in the notes to the consolidated financial statements. Refer to Note 13 for details on investments in associates and joint ventures.

Significant lending transactions with related parties for the years ended December 31, 2018 and 2019, are as follows:

	2018[1]
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	22	￦	22	￦	(22)	￦	22
Incheon Bridge Co., Ltd.		200,414		5,388		(14,714)		191,088
Dongjo Co., Ltd.		116		—		(116)		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
RAND Bio Science Co., Ltd.		1		1		(1)		1
Inno Lending Co., Ltd.[2]		2		—		(2)		—
SY Auto Capital Co., Ltd.		40,057		50,109		(41,810)		48,356
Food Factory Co., Ltd.		679		51		—		730
Builton Co., Ltd.[2]		1		402		(2)		401
Acts Co., Ltd.		1,927		—		(1,927)		—
Bungaejanter. Inc.[2]		425		—		(425)		—
Paycoms Co., Ltd.		1,066		1,032		(1,066)		1,032
Big Dipper Co., Ltd.		6		5		(6)		5
JLK INSPECTION Inc.[2]		—		7,300		—		7,300
TESTIAN Inc.[2]		—		615		—		615
RMGP Bio-Pharma Investment Fund, L.P.		—		3,051		—		3,051
RMGP Bio-Pharma Investment, L.P.		—		4		—		4
Hasys.		—		6,000		(136)		5,864
Rainist Co., Ltd.		—		2,504		—		2,504
Spark Biopharma, Inc.[2]		—		6,500		—		6,500
HEYBIT, Inc.,		—		250		—		250
Stratio, Inc.		—		1,000		—		1,000
KB No.8 Special Purpose Acquisition Company[2]		2,296		—		(2,296)		—
KB No.9 Special Purpose Acquisition Company[2]		2,356		2,481		(2,356)		2,481
KB No.10 Special Purpose Acquisition Company[2]		1,603		2,025		(1,603)		2,025
KB No.11 Special Purpose Acquisition Company[2]		697		737		(697)		737
Key management		1,665		1,509		(836)		2,338

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
[2]	Excluded from the Group’s related party as of December 31, 2019.

	2019
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	22	￦	43	￦	(22)	￦	43
Incheon Bridge Co., Ltd.		191,088		4,982		(10,506)		185,564
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
KB-TS Technology Venture Private Equity Fund		—		3,540		—		3,540
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		—		2,678		—		2,678
KB-Stonebridge Secondary Private Equity Fund		—		713		—		713
KB Cape No.1 Private Equity Fund		—		2,000		—		2,000
RAND Bio Science Co., Ltd.		1		1		(1)		1
SY Auto Capital Co., Ltd.		48,356		28,088		(34,454)		41,990
Food Factory Co., Ltd.		730		1,872		(20)		2,582
Builton Co., Ltd.[2]		401		—		(401)		—
Acts Co., Ltd.		—		68		(68)		—
Paycoms Co., Ltd.		1,032		125		—		1,157
Big Dipper Co., Ltd.		5		11		(5)		11
A-PRO Co., Ltd.		—		2,019		—		2,019
JLK INSPECTION Inc.[2]		7,300		(7,300)		—		—
TESTIAN Inc.[2]		615		24		(639)		—
RMGP Bio-Pharma Investment Fund, L.P.		3,051		368		—		3,419
RMGP Bio-Pharma Investment, L.P.		4		4		—		8
Hasys.		5,864		136		—		6,000
Rainist Co., Ltd.		2,504		5,000		—		7,504
Spark Biopharma, Inc.[2]		6,500		(6,500)		—		—
HEYBIT, Inc.,		250		—		—		250
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		—		3,999		—		3,999
CellinCells Co., Ltd.		—		2,004		—		2,004
KB No.9 Special Purpose Acquisition Company[2]		2,481		—		(2,481)		—
KB No.10 Special Purpose Acquisition Company[2]		2,025		—		(2,025)		—
KB No.11 Special Purpose Acquisition Company[2]		737		—		(737)		—
KB No.17 Special Purpose Acquisition Company		—		2,683		—		2,683
KB No.18 Special Purpose Acquisition Company		—		3,786		—		3,786
KB No.19 Special Purpose Acquisition Company		—		2,043		—		2,043
KB No.20 Special Purpose Acquisition Company		—		1,499		—		1,499
KOSESEUJITO CO., LTD.		—		2,930		—		2,930
CWhy Inc.		—		2,000		—		2,000
Bomapp Inc.		—		1,999		—		1,999
ZOYI corporation INC.		—		2,000		—		2,000
MitoImmune Therapeutics		—		5,000		—		5,000
KB-Solidus Global Healthcare Fund		—		10,405		—		10,405
Fabric Types CO.,LTD		—		1,845		—		1,845
BNF Corporation Ltd.		—		3,659		—		3,659
Key management		2,404		2,006		(872)		3,538

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded.
[2]	Excluded from the Group’s related party as of December 31, 2019.

Significant borrowing transactions with related parties for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Borrowing		Repayment		Others[1]		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	25,513	￦	8,000	￦	(16,000)	￦	(1,839)	￦	15,674
Incheon Bridge Co., Ltd.		48,795		1,260		(1,270)		(5,119)		43,666
Terra Co., Ltd.		10		—		—		(10)		—
Jungdong Steel Co., Ltd.		3		—		—		(3)		—
Doosung Metal Co., Ltd		—		—		—		3		3
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		466		479		(466)		750		1,229
Daesang Techlon Co., Ltd.[2]		2		—		—		(2)		—
CARLIFE CO., LTD.		—		—		—		2		2
COMPUTERLIFE CO., LTD.		—		—		—		1		1
SKYDIGITAL INC		—		—		—		16		16
Aju Good Technology Venture Fund		2,771		—		—		3,668		6,439
KB-KDBC New Technology Business Fund		7,500		—		—		(412)		7,088
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		—		—		—		18,813		18,813
KB Star Office Private Real Estate Investment Trust No.1		6,962		351		—		633		7,946
SY Auto Capital Co., Ltd.		6		—		—		(1)		5
KB No.8 Special Purpose Acquisition Company[2]		2,339		—		(2,300)		(39)		—
KB No.9 Special Purpose Acquisition Company[2]		2,309		2,266		(2,234)		(66)		2,275
KB No.10 Special Purpose Acquisition Company[2]		1,698		1,618		(1,618)		(32)		1,666
KB No.11 Special Purpose Acquisition Company[2]		530		530		(530)		128		658
RAND Bio Science Co., Ltd.		1,032		—		(500)		(300)		232
Wise Asset Management Co., Ltd.		340		2,366		(2,008)		(2)		696
Builton Co., Ltd.[2]		26		—		—		(19)		7
Food Factory Co., Ltd.		1		—		—		67		68
Acts Co., Ltd.		4		—		—		25		29
Paycoms Co., Ltd.		—		—		—		1		1
Big Dipper Co., Ltd.		473		—		—		(291)		182
A-PRO Co., Ltd.		—		—		—		2,201		2,201
Rainist Co., Ltd.		—		—		—		1		1
Spark Biopharma, Inc.[2]		—		4,300		(3,300)		1,630		2,630
KB IGen Private Equity Fund No.1		—		—		—		148		148
KB Pre IPO Secondary Venture Fund 1st		2,690		2,000		(4,000)		425		1,115
POSCO-KB Shipbuilding Fund		—		32,800		(32,800)		—		—
Inno Lending Co., Ltd.[2]		41		—		—		(41)		—
Key management		8,260		7,587		(5,283)		264		10,828

[1]	Transactions from operating activities with related parties (i.e. such as settlement, deposit on demand, etc.) are netted.
[2]	Excluded from the Group’s related party as of December 31, 2019.

	2019
	Beginning		Borrowing		Repayment		Others[1]		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	15,674	￦	—	￦	(3,000)	￦	5,292	￦	17,966
Incheon Bridge Co., Ltd.		43,666		25,260		(5,260)		(18,219)		45,447
Doosung Metal Co., Ltd		3		—		—		(3)		—
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		1,229		—		—		(476)		753
CARLIFE CO.,LTD.		2		—		—		(2)		—
COMPUTERLIFE CO.,LTD.,		1		—		—		—		1
SKYDIGITAL INC		16		—		—		9		25
Joyang Industry Co., Ltd.		—		—		—		2		2
Aju Good Technology Venture Fund		6,439		—		—		(983)		5,456
KB-KDBC New Technology Business Fund		7,088		15,000		(10,000)		(5,034)		7,054
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		18,813		—		—		(5,695)		13,118
KB Star Office Private Real Estate Investment Trust No.1		7,946		5,018		(5,072)		401		8,293
SY Auto Capital Co., Ltd.		5		—		—		3		8
KB No.9 Special Purpose Acquisition Company[2]		2,275		—		(2,266)		(9)		—
KB No.10 Special Purpose Acquisition Company[2]		1,666		—		(1,618)		(48)		—
KB No.11 Special Purpose Acquisition Company[2]		658		—		(530)		(128)		—
KB No.17 Special Purpose Acquisition Company		—		1,500		—		242		1,742
KB No.18 Special Purpose Acquisition Company		—		2,200		(100)		40		2,140
KB No.19 Special Purpose Acquisition Company		—		1,000		—		93		1,093
KB No.20 Special Purpose Acquisition Company		—		1,500		—		484		1,984
RAND Bio Science Co., Ltd.		232		1,900		—		2,320		4,452
Wise Asset Management Co., Ltd.		696		—		(682)		7		21
Builton Co., Ltd.[2]		7		—		—		(7)		—
Food Factory Co., Ltd.		68		—		—		1,005		1,073
Acts Co., Ltd.		29		—		—		(28)		1
Paycoms Co., Ltd.		1		—		—		—		1
Big Dipper Co., Ltd.		182		—		—		(176)		6
A-PRO Co., Ltd.		2,201		—		—		1,000		3,201
Rainist Co., Ltd.		1		—		—		(1)		—
Spark Biopharma, Inc.[2]		2,630		17,000		(9,000)		(10,630)		—
Stratio, Inc.		516		—		—		210		726
NEXOLON CO.,LTD.[2]		—		—		(200)		200		—
CellinCells Co., Ltd.		—		—		—		1,545		1,545
KB IGen Private Equity Fund No.1		148		—		—		(1)		147
KB Pre IPO Secondary Venture Fund 1st		1,115		—		—		1,840		2,955
Fabric Types CO.,LTD.		—		—		—		395		395
BNF Corporation Ltd.		—		—		—		947		947
Key management		13,818		13,520		(14,611)		2,611		15,338
[1] Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc) are excluded. [2] Excluded from the Group’s related party as of December 31, 2019.

Significant investment and collection transaction with related parties for the year ended December 31, 2018 and 2019 are as follows:

	2018
	Equity investments		Withdrawal and others
	(In millions of Korean won)
Korea Credit Bureau Co., Ltd.	￦	—	￦	113
Balhae Infrastructure Company		4,645		8,623
Daesang Techlon Co.,Ltd.[1]		—		42
PT Bank Bukopin TBK		116,422		—
KoFC KBIC Frontier Champ 2010-5(PEF) [1]		—		4,800
KB GwS Private Securities Investment Trust		—		6,386
Aju Good Technology Venture Fund		9,808		—
KB-KDBC Pre-IPO New Technology Business Fund		10,000		—
KB-TS Technology Venture Private Equity Fund		14,224		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		8,000		—
KB Star office Private real estate Investment Trust No.1		—		1,162
KB No.8 Special Purpose Acquisition Company[1]		—		5
Hyundai-Tongyang Agrifood Private Equity Fund[1]		—		82
KB IGen Private Equity Fund No.1		—		3
GH Real Estate I LP		17,678		—
KB-SJ Tourism Venture Fund		1,500		—
CUBE Growth Fund No.2[1]		1,300		1,300
UNION Media Commerce Fund		1,000		—

[1]	Excluded from the Group’s related party as of December 31, 2019.

	2019
	Equity investments		Withdrawal and others
	(In millions of Korean won)
Korea Credit Bureau Co., Ltd.	￦	—	￦	135
Balhae Infrastructure Company		592		6,855
KoFC KBIC Frontier Champ 2010-5(PEF)[1]		—		138
KB GwS Private Securities Investment Trust		—		7,276
Aju Good Technology Venture Fund		1,960		—
POSCO-KB Shipbuilding Fund		2,500		—
KB-KDBC Pre-IPO New Technology Business Fund		5,000		—
KB-TS Technology Venture Private Equity Fund		7,840		2,240
KB-SJ Tourism Venture Fund		1,500		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,000		—
KB-UTC Inno-Tech Venture Fund		450		—
KB-Solidus Global Healthcare Fund		10,400		13,520
KB Star office Private real estate Investment Trust No.1		—		1,275
KB Cape No.1 Private Equity Fund		2,000		—
KB No.9 Special Purpose Acquisition Company[1]		—		16
KB No.17 Special Purpose Acquisition Company		1		—
KB No.18 Special Purpose Acquisition Company		1		—
KB No.19 Special Purpose Acquisition Company		1		—
KB No.20 Special Purpose Acquisition Company		1		—
KB SPROTT Renewable Private Equity Fund		1,667		—
KB-Stonebridge Secondary Private Equity Fund		7,070		1,855
KBSP 4th Private Investment Partnership		6,100		—
KB Social Impact Investment Association		1,500		—

[1]	Excluded from the Group’s related party as of December 31, 2019.

Unused commitments to related parties as of December 31, 2018 and 2019, are as follows:

		2018		2019
		(In millions of Korean won) (US Dollar)
Associates and joint ventures
Balhae Infrastructure Fund	Purchase of security investment	￦	10,453	￦	7,327
Korea Credit Bureau Co., Ltd.	Unused commitments of credit card		108		557
KoFC KBIC Frontier Champ 2010-5(PEF)[1]	Purchase of security investment		2,150		—
	Preferred loss allowance agreement		10,000		—
KB GwS Private Securities investment Trust	Purchase of security investment		876		876
Aju Good Technology Venture Fund	Purchase of security investment		1,960		1,154
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused commitments of credit card		94		93
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Purchase of security investment		12,550		12,550
	Preferred loss allowance agreement		10,000		10,000
SY Auto Capital Co., Ltd.	Loan commitments in Korean won		6,700		8,100
	Unused commitments of credit card		94		60
KB No.9 Special Purpose Acquisition Company[1]	Unused commitments of credit card		1		—
KB No.10 Special Purpose Acquisition Company[1]	Unused commitments of credit card		5		—
KB No.18 Special Purpose Acquisition Company	Unused commitments of credit card		—		15
KB No.19 Special Purpose Acquisition Company	Unused commitments of credit card		—		1
CellinCells Co., Ltd	Unused commitments of credit card		—		20
RAND Bio Science Co., Ltd.	Unused commitments of credit card		24		24
Builton Co., Ltd. [1]	Unused commitments of credit card		3		—
Food Factory Co., Ltd.	Unused commitments of credit card		11		25
Big Dipper Co., Ltd.	Unused commitments of credit card		95		89
KB Pre IPO Secondary Venture Fund 1st	Preferred loss allowance agreement		1,671		1,671
POSCO-KB Shipbuilding Fund	Purchase of security investment		7,500		5,000
KB-KDBC New Technology Business Investment Fund	Purchase of security investment		5,000		—
KB-TS Technology Venture Private Equity Fund	Purchase of security investment		13,776		5,936
KB-SJ Tourism Venture Fund	Purchase of security investment		3,500		2,000
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Purchase of security investment		32,000		18,000
KB SPROTT Renewable Private Equity Fund I	Purchase of security investment		—		22,833
KB-Stonebridge Secondary Private Equity Fund	Purchase of security investment		—		27,930
KB Social Impact Investment Association	Purchase of security investment		—		3,000
BNF Corporation Ltd.	Loan commitments in Korean won		—		360
A-PRO Co., Ltd.	Unused commitments of credit card		—		96
KB-UTC Inno-Tech Venture Fund	Purchase of security investment		—		22,050
KB-Solidus Global Healthcare Fund	Purchase of security investment		—		24,700
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of security investment	USD	10,271,257		USD 8,911,002
RMGP Bio-Pharma Investment, L.P.	Purchase of security investment	USD	15,847	USD	13,150
Key management	Loan commitments in Korean won		1,832		1,695

[1]	Excluded from the Group’s related party as of December 31, 2019.

Compensation to key management for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	2,026	￦	87	￦	2,991	￦	5,104
Registered directors (non-executive)		896		—		—		896
Non-registered directors		8,420		338		14,610		23,368

Total	￦	11,342	￦	425	￦	17,601	￦	29,368

	2018
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	7,757	￦	418	￦	4,213	￦	12,388
Registered directors (non-executive)		960		—		—		960
Non-registered directors		7,135		273		3,314		10,722

Total	￦	15,852	￦	691	￦	7,527	￦	24,070

	2019
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,540	￦	425	￦	7,434	￦	16,399
Registered directors (non-executive)		1,030		—		—		1,030
Non-registered directors		9,157		360		7,510		17,027

Total	￦	18,727	￦	785	￦	14,944	￦	34,456

Collateral received from related parties as of December 31, 2018 and 2019, are as follows:

		2018		2019
		(In millions of Korean won)
Associates
KB Star Office Private Real Estate Investment Trust No.1	Real estate	￦	13,000	￦	13,000
Key management	Time deposits and others		401		192
	Real estate		3,182		2,922

As of December 31, 2019, Incheon Bridge Co., Ltd., a related party, provides fund management account, insurance for civil engineering completion, and management rights as senior collateral amounting to ￦ 611,000 million to a financial syndicate that consists of the Group and five other institutions, and as subordinated collateral amounting to ￦ 384,800 million to subordinated debt holders that consist of the Group and two other institutions. Also, it provides certificate of credit guarantee amounting to ￦ 400,000 million as collateral to a financial syndicate consisting of the Group and five other institutions